September 20, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:                             ING Investors Trust (on behalf of ING Large Cap Growth Portfolio)

File No. 811-05629

Ladies and Gentlemen:

Pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, enclosed for filing via the EDGAR system is a combined definitive proxy statement, voting instructions card and proxy card for a Special Meeting of Shareholders (“Meeting”) of ING Large Cap Growth Portfolio (the “Portfolio”), a series of ING Investors Trust.

At the Meeting, shareholders of the Portfolio will be asked to vote on: (1) a new investment advisory agreement for the Portfolio with Directed Services LLC (“DSL”), the Portfolio’s current investment adviser, to reflect the unbundling of the unified fee structure into its advisory, administrative, and “other” expense components; and (2) a new sub-advisory agreement for the Portfolio between DSL and ING Investment Management Co., the Portfolio’s proposed sub-adviser.

Should you have any questions, please contact the undersigned at 480-477-2278.

Very truly yours,

/s/ Christopher C. Okoroegbe
Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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